UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09149

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trusts

Semiannual Report

May 31, 2018

California (CEV)    •    Massachusetts (MMV)     •    Michigan (EMI)    •    New Jersey (EVJ) New York (EVY)    •    Ohio (EVO)    •    Pennsylvania (EVP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2018

Eaton Vance

Municipal Income Trusts

Table of Contents

Performance and Fund Profile

California Municipal Income Trust	2
Massachusetts Municipal Income Trust	3
Michigan Municipal Income Trust	4
New Jersey Municipal Income Trust	5
New York Municipal Income Trust	6
Ohio Municipal Income Trust	7
Pennsylvania Municipal Income Trust	8

Endnotes and Additional Disclosures	9

Financial Statements	10

Annual Meeting of Shareholders	65

Board of Trustees’ Contract Approval	66

Officers and Trustees	70

Important Notices	71

Eaton Vance

California Municipal Income Trust

May 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	0.74%	0.44%	4.72%	5.45%
Fund at Market Price	—	–3.06	–5.47	2.92	4.23
Bloomberg Barclays Municipal Bond Index	—	0.71%	1.11%	2.92%	4.30%

% Premium/Discount to NAV[3]
					–15.72%

Distributions[4]
Total Distributions per share for the period					$0.223
Distribution Rate at NAV					3.27%
Taxable-Equivalent Distribution Rate at NAV					6.37%
Distribution Rate at Market Price					3.88%
Taxable-Equivalent Distribution Rate at Market Price					7.56%

% Total Leverage[5]
Institutional MuniFund Term Preferred (iMTP) Shares					30.77%
Residual Interest Bond (RIB) Financing					5.67

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	0.62%	0.71%	4.10%	5.85%
Fund at Market Price	—	–3.20	–4.69	2.42	4.39
Bloomberg Barclays Municipal Bond Index	—	0.71%	1.11%	2.92%	4.30%

% Premium/Discount to NAV[3]
					–15.23%

Distributions[4]
Total Distributions per share for the period					$0.233
Distribution Rate at NAV					3.17%
Taxable-Equivalent Distribution Rate at NAV					5.64%
Distribution Rate at Market Price					3.73%
Taxable-Equivalent Distribution Rate at Market Price					6.64%

% Total Leverage[5]
iMTP Shares					27.43%
RIB Financing					6.84

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Michigan Municipal Income Trust

May 31, 2018

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	0.99%	0.73%	5.37%	6.42%
Fund at Market Price	—	1.58	0.64	4.42	6.33
Bloomberg Barclays Municipal Bond Index	—	0.71%	1.11%	2.92%	4.30%

% Premium/Discount to NAV[3]
					–11.96%

Distributions[4]
Total Distributions per share for the period					$0.235
Distribution Rate at NAV					3.21%
Taxable-Equivalent Distribution Rate at NAV					5.66%
Distribution Rate at Market Price					3.64%
Taxable-Equivalent Distribution Rate at Market Price					6.42%

% Total Leverage[5]
iMTP Shares					35.48%
RIB Financing					2.53

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	1.45%	1.87%	4.33%	5.52%
Fund at Market Price	—	–1.57	–3.43	1.92	4.75
Bloomberg Barclays Municipal Bond Index	—	0.71%	1.11%	2.92%	4.30%

% Premium/Discount to NAV[3]
					–15.81%

Distributions[4]
Total Distributions per share for the period					$0.274
Distribution Rate at NAV					4.09%
Taxable-Equivalent Distribution Rate at NAV					7.59%
Distribution Rate at Market Price					4.86%
Taxable-Equivalent Distribution Rate at Market Price					9.02%

% Total Leverage[5]
iMTP Shares					29.25%
RIB Financing					8.55

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

New York Municipal Income Trust

May 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	0.52%	0.93%	4.64%	5.82%
Fund at Market Price	—	–1.62	–2.27	2.49	4.62
Bloomberg Barclays Municipal Bond Index	—	0.71%	1.11%	2.92%	4.30%

% Premium/Discount to NAV[3]
					–12.30%

Distributions[4]
Total Distributions per share for the period					$0.300
Distribution Rate at NAV					4.29%
Taxable-Equivalent Distribution Rate at NAV					7.95%
Distribution Rate at Market Price					4.89%
Taxable-Equivalent Distribution Rate at Market Price					9.06%

% Total Leverage[5]
iMTP Shares					23.52%
RIB Financing					15.66

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Ohio Municipal Income Trust

May 31, 2018

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	0.36%	–0.28%	4.76%	6.10%
Fund at Market Price	—	–4.15	–5.54	2.69	5.50
Bloomberg Barclays Municipal Bond Index	—	0.71%	1.11%	2.92%	4.30%

% Premium/Discount to NAV[3]
					–14.45%

Distributions[4]
Total Distributions per share for the period					$0.271
Distribution Rate at NAV					3.71%
Taxable-Equivalent Distribution Rate at NAV					6.60%
Distribution Rate at Market Price					4.33%
Taxable-Equivalent Distribution Rate at Market Price					7.70%

% Total Leverage[5]
iMTP Shares					28.17%
RIB Financing					7.96

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	1.13%	0.35%	4.62%	5.31%
Fund at Market Price	—	–3.04	–2.48	3.22	4.84
Bloomberg Barclays Municipal Bond Index	—	0.71%	1.11%	2.92%	4.30%

% Premium/Discount to NAV[3]
					–14.47%

Distributions[4]
Total Distributions per share for the period					$0.253
Distribution Rate at NAV					3.77%
Taxable-Equivalent Distribution Rate at NAV					6.57%
Distribution Rate at Market Price					4.40%
Taxable-Equivalent Distribution Rate at Market Price					7.67%

% Total Leverage[5]
iMTP Shares					30.28%
RIB Financing					7.49

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Municipal Income Trusts

May 31, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing and iMTP Shares leverage. The leverage created by RIB investments and iMTP Shares provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus iMTP Shares and Floating Rate Notes. iMTP Shares leverage represents the liquidation value of the Fund’s iMTP Shares outstanding at period end as a percentage of Fund net assets applicable to common shares plus iMTP Shares and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

    Important Notice to Shareholders

On April 26, 2018, the Boards of Trustees of the Eaton Vance Michigan Municipal Income Trust (EMI) (the Acquired Fund) and Eaton Vance Municipal Income Trust (EVN) (the Acquiring Fund) have approved proposals to merge the Funds.

The proposed merger is subject to approval by the Acquired Fund shareholders at a Special Meeting of Shareholders scheduled for Friday, August 24, 2018. Proxy materials containing information about the meeting and the proposed merger will be mailed to the Acquired Fund’s common shareholders of record as of June 15, 2018.

The merger is currently expected to be completed in the third calendar quarter of 2018, subject to required shareholder approvals and the satisfaction of applicable regulatory requirements and customary closing conditions.

If the merger is approved, the Acquired Fund shareholders will be issued common shares of the Acquiring Fund at an exchange ratio based on the Funds’ respective net asset values per share.

9

Eaton Vance

California Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 147.4%
Security	Principal Amount (000’s omitted)	Value

Education — 21.2%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$216,200
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	363,416
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	775,657
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,785,248
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	120	135,801
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	115	131,139
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	682,643
California Municipal Finance Authority, (Pomona College), 5.00%, 1/1/48	6,000	7,112,880
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	452,466
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	309,584
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	892,604
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	935,527
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	983,847
University of California, 5.00%, 5/15/36(1)	4,085	4,879,900
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	205	212,181
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	690	714,840
		$20,583,933

Electric Utilities — 8.2%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$280,465
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,176,488
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,583,130
Sacramento Municipal Utility District, 5.00%, 8/15/27	995	1,090,212
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,335	1,461,878
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	721,392
Vernon, Electric System Revenue, 5.125%, 8/1/21	635	657,289
		$7,970,854

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 6.7%
California, Prerefunded to 4/1/19, 6.00%, 4/1/38	$265	$275,004
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	3,135	3,200,647
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,499,219
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	340	373,538
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	460	505,374
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	355	367,436
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	275	283,398
		$6,504,616

General Obligations — 20.4%
California, 5.50%, 11/1/35	$1,600	$1,738,880
California, 6.00%, 4/1/38	485	502,203
Illinois, 5.00%, 12/1/34	2,000	2,108,160
Lake Tahoe Community College District, (Election of 2014), 4.00%, 8/1/48	2,650	2,766,971
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	3,883,803
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,086,953
Santa Clara County, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(2)	3,180	3,309,140
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,426,318
		$19,822,428

Hospital — 18.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,084,020
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	206,070
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	709,359
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,012,475
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,289,923
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	597,825
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	6,000	6,889,440
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	500	544,495

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	$1,000	$1,080,780
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(2)	3,750	4,283,400
		$17,697,787

Housing — 3.5%
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments), 5.00%, 5/15/50	$3,000	$3,374,970
		$3,374,970

Insured – Education — 1.4%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,394,725
		$1,394,725

Insured – Escrowed / Prerefunded — 4.4%
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,272,264
		$4,272,264

Insured – General Obligations — 4.1%
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	$4,720	$3,925,907
		$3,925,907

Insured – Special Tax Revenue — 1.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$1,030,334
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	419,476
		$1,449,810

Insured – Transportation — 7.0%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$3,207,050
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,808,270
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	740	819,402
		$6,834,722

Lease Revenue / Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$915	$1,026,090
		$1,026,090

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$385,966
		$385,966

Senior Living / Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$319,945
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	600	642,558
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	603,769
		$1,566,272

Special Tax Revenue — 19.6%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$853,206
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,610,161
Irvine Community Facilities District No. 2013-3, (Great Park), 4.00%, 9/1/49	1,500	1,513,575
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	262,642
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	524,808
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	262,166
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	365,612
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	261,694
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/41	20	23,592
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/41(2)	2,100	2,477,160
San Diego County Regional Transportation Commission, Sales Tax Revenue, 5.00%, 4/1/48	6,000	6,926,160
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	2,400	2,567,904
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	535,256
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	794,912
		$18,978,848

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 14.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,000	$1,031,620
Long Beach, Harbor Revenue, Green Bonds, (AMT), 5.00%, 5/15/43	1,575	1,803,265
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)	2,120	2,250,889
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,500	1,675,875
Sacramento County, Airport System Revenue, 5.00%, 7/1/41	1,500	1,722,960
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,906,777
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,500,537
		$13,891,923

Water and Sewer — 13.8%
East Bay Municipal Utility District, Green Bonds, 5.00%, 6/1/42	$5,850	$6,907,563
San Francisco City and County Public Utilities Commission, 5.00%, 11/1/42	4,075	4,620,480
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,844,415
		$13,372,458

Total Tax-Exempt Municipal Securities — 147.4% (identified cost $135,795,363)		$143,053,573

Taxable Municipal Securities — 7.4%
Security	Principal Amount (000’s omitted)	Value

Education — 2.0%
California Educational Facilities Authority, (Santa Clara University), 3.836%, 4/1/47	$2,000	$1,958,060
		$1,958,060

Security	Principal Amount (000’s omitted)	Value

Hospital — 5.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$2,660,000
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,559,450
		$5,219,450

Total Taxable Municipal Securities — 7.4% (identified cost $6,981,445)		$7,177,510

Total Investments — 154.8% (identified cost $142,776,808)		$150,231,083

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (48.3)%		$(46,847,006)

Other Assets, Less Liabilities — (6.5)%		$(6,330,555)

Net Assets Applicable to Common Shares — 100.0%		$97,053,522

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 11.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 5.5% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $642,558 or 0.7% of the Trust’s net assets applicable to common shares.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

12	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 139.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.1%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,183,819
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,282,426
		$2,466,245

Education — 38.7%
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/34	$1,665	$1,840,691
Massachusetts Development Finance Agency, (Emerson College), 5.00%, 1/1/43	500	553,695
Massachusetts Development Finance Agency, (Emerson College), 5.00%, 1/1/48	1,000	1,103,140
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/33	4,500	5,306,985
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,147,954
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	857,510
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,099,890
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	105	105,285
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,129,868
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,431,067
		$15,576,085

Escrowed / Prerefunded — 6.9%
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	$360	$405,842
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	525	579,527
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	500	514,570
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	505	519,716
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	750	770,677
		$2,790,332

General Obligations — 19.8%
Boston, 5.00%, 5/1/38	$3,000	$3,584,760
Danvers, 5.25%, 7/1/36	885	967,579

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Illinois, 5.00%, 11/1/23	$1,000	$1,064,670
Plymouth, 5.00%, 5/1/31	345	372,673
Plymouth, 5.00%, 5/1/32	315	340,080
Wayland, 5.00%, 2/1/33	510	548,444
Wayland, 5.00%, 2/1/36	770	827,419
Winchester, 5.00%, 4/15/36	245	264,642
		$7,970,267

Hospital — 15.8%
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	$180	$200,003
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	500	551,240
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	240	270,948
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 4.00%, 7/1/44	1,000	1,006,800
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	30	32,527
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), Prerefunded to 7/1/19, 5.75%, 7/1/36	1,210	1,262,223
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	524,895
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,155,396
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,020,353
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	361,298
		$6,385,683

Industrial Development Revenue — 2.0%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$800	$800,624
		$800,624

Insured – Education — 7.6%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,326,850
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,738,846
		$3,065,696

13	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$561,803
		$561,803

Insured – Escrowed / Prerefunded — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$335	$350,095
		$350,095

Insured – General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,278,750
		$1,278,750

Insured – Other Revenue — 2.0%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$797,456
		$797,456

Insured – Special Tax Revenue — 3.6%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$1,000	$1,234,280
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	234,746
		$1,469,026

Insured – Student Loan — 0.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$145	$146,179
		$146,179

Insured – Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$315,668
		$315,668

Senior Living / Life Care — 4.5%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$125	$130,854
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000	1,069,910
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	140	140,056

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	$475	$475,047
		$1,815,867

Special Tax Revenue — 20.4%
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(2)	$4,100	$4,727,628
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47	3,000	3,472,350
		$8,199,978

Transportation — 5.6%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,562,025
Massachusetts Port Authority, 5.00%, 7/1/34	670	710,642
		$2,272,667

Total Tax-Exempt Municipal Securities — 139.7% (identified cost $53,021,183)		$56,262,421

Taxable Municipal Securities — 4.3%
Security	Principal Amount (000’s omitted)	Value

Education — 2.4%
Massachusetts College Building Authority, 3.609%, 5/1/38	$1,000	$957,020
		$957,020

Student Loan — 1.9%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$740	$774,373
		$774,373

Total Taxable Municipal Securities — 4.3% (identified cost $1,727,140)		$1,731,393

14	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 2.1%
Security	Principal Amount (000’s omitted)	Value

Hospital — 2.1%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$825,281

Total Corporate Bonds & Notes — 2.1% (identified cost $835,000)		$825,281

Total Investments — 146.1% (identified cost $55,583,323)		$58,819,095

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (41.6)%		$(16,745,206)

Other Assets, Less Liabilities — (4.5)%		$(1,808,854)

Net Assets Applicable to Common Shares — 100.0%		$40,265,035

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 13.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 6.5% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $2,485,637 or 6.2% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

15	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 167.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.1%
Michigan Municipal Bond Authority, Prerefunded to 10/1/19, 5.00%, 10/1/29	$600	$625,656
		$625,656

Education — 15.2%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,044,320
Oakland University, 5.00%, 3/1/42	500	540,275
University of Michigan, 5.00%, 4/1/48(1)	1,500	1,770,375
Wayne State University, 5.00%, 11/15/40	370	414,026
Wayne State University, 5.00%, 11/15/43	600	691,224
		$4,460,220

Electric Utilities — 8.9%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,224,756
Lansing Board of Water and Light, 5.50%, 7/1/41	500	548,320
Michigan Public Power Agency, 5.00%, 1/1/43	800	839,704
		$2,612,780

Escrowed / Prerefunded — 10.5%
Comstock Park Public Schools, Prerefunded to 5/1/21, 5.25%, 5/1/33	$80	$87,333
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	115	121,410
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	125	132,196
Jenison Public Schools, Prerefunded to 5/1/21, 5.00%, 5/1/28	500	543,795
Jenison Public Schools, Prerefunded to 5/1/21, 5.00%, 5/1/30	500	543,795
Lansing Community College, Prerefunded to 5/1/22, 5.00%, 5/1/30	775	861,978
Michigan, Prerefunded to 5/1/19, 5.50%, 11/1/25	270	279,205
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	521,615
		$3,091,327

General Obligations — 27.0%
Battle Creek, 5.00%, 12/1/41	$1,000	$1,132,120
Comstock Park Public Schools, 5.125%, 5/1/31	275	297,536
Comstock Park Public Schools, 5.25%, 5/1/33	140	151,757
East Grand Rapids Public Schools, 5.00%, 5/1/39	435	483,516
Kent County, 5.00%, 1/1/25	1,500	1,528,185
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,087,460
Lakeview School District, 5.00%, 5/1/40	750	852,060

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Lansing Community College, 5.00%, 5/1/30	$230	$254,079
Marysville Public Schools District, 5.00%, 5/1/37	565	638,071
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	408,530
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,111,530
		$7,944,844

Hospital — 22.1%
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	$1,000	$1,082,560
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/41	1,000	1,120,500
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	270,438
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	548,355
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	990	1,062,092
Michigan Finance Authority, (Trinity Health Corp.), Prerefunded to 12/1/20, 5.00%, 12/1/27	10	10,761
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,367,787
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,053,340
		$6,515,833

Housing — 1.5%
Michigan Housing Development Authority, 3.60%, 12/1/33	$425	$430,550
		$430,550

Industrial Development Revenue — 2.5%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$749,985
		$749,985

Insured – Electric Utilities — 3.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$643,520
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	252,245
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	155,135
		$1,050,900

Insured – Escrowed / Prerefunded — 6.2%
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.25%, 10/1/38	$500	$505,910
Grand Rapids, Water Supply System, (AGC), Prerefunded to 1/1/19, 5.10%, 1/1/39	1,000	1,020,110

16	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Wayne State University, (AGM), Prerefunded to 11/15/18, 5.00%, 11/15/35	$165	$167,524
Wayne State University, (AGM), Prerefunded to 11/15/18, 5.00%, 11/15/35	135	137,066
		$1,830,610

Insured – General Obligations — 20.0%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$556,975
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	153,330
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	244,594
Detroit School District, (AGM), 5.25%, 5/1/32	300	365,940
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,084,270
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	1,008,680
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	558,325
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,349,772
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	550,875
		$5,872,761

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$190,134
		$190,134

Insured – Transportation — 3.5%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,015,390
		$1,015,390

Insured – Water and Sewer — 5.1%
Coldwater, Water Supply and Wastewater System Revenue, (AGM), 4.00%, 8/1/41	$1,000	$1,035,180
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	475,570
		$1,510,750

Lease Revenue / Certificates of Participation — 14.4%
Michigan Building Authority, 5.00%, 10/15/51	$2,850	$3,197,073
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	1,000	1,045,360
		$4,242,433

Special Tax Revenue — 3.7%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,085,860
		$1,085,860

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 21.0%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$807,203
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	885,734
Grand Rapids, Sanitary Sewer System Revenue, 5.00%, 1/1/48(2)	2,500	2,887,775
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,342,712
Port Huron, Water Supply System, 5.25%, 10/1/31	250	272,045
		$6,195,469

Total Tax-Exempt Investments — 167.9% (identified cost $47,215,943)		$49,425,502

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (57.1)%		$(16,796,704)

Other Assets, Less Liabilities — (10.8)%		$(3,187,804)

Net Assets Applicable to Common Shares — 100.0%		$29,440,994

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 23.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 9.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

17	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 152.8%
Security	Principal Amount (000’s omitted)	Value

Education — 10.9%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,414,729
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	703,111
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	429,795
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	697,722
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,363,406
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,019,706
Rutgers State University, 5.00%, 5/1/33	1,000	1,114,290
		$6,742,759

Escrowed / Prerefunded — 25.0%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/28	$1,510	$1,625,183
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/30	1,455	1,565,987
New Jersey Economic Development Authority, (Duke Farms Foundation), Prerefunded to 7/1/19, 5.00%, 7/1/48	2,040	2,111,828
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	105	108,780
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	250	278,128
New Jersey Educational Facilities Authority, (Kean University), Prerefunded to 9/1/19, 5.50%, 9/1/36	1,730	1,806,881
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	953,997
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	235,609
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), Prerefunded to 1/1/20, 5.00%, 7/1/31	1,000	1,048,340
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.25%, 1/1/40	3,600	3,675,492
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	55	61,188
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	1,900	1,957,114
		$15,428,527

Security	Principal Amount (000’s omitted)	Value

General Obligations — 2.1%
Jersey City, 4.00%, 11/1/35	$500	$535,625
Monmouth County Improvement Authority, 5.00%, 1/15/28	340	366,023
Monmouth County Improvement Authority, 5.00%, 1/15/30	340	365,575
		$1,267,223

Hospital — 14.6%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$650	$713,395
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	100,277
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	750	775,545
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	500	528,450
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	1,600	1,625,568
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	265	292,568
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	51,602
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	965	1,092,119
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/33	120	135,170
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,305	2,549,745
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,121,290
		$8,985,729

Housing — 0.6%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$295	$295,221
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	70	70,094
		$365,315

Industrial Development Revenue — 7.6%
Essex County Improvement Authority, (Covanta), (AMT), 5.25%, 7/1/45(1)	$1,085	$1,098,335
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	54,336
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	147,276

18	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$750	$835,035
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	231,748
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,329,943
		$4,696,673

Insured – Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$137,897
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	490,426
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	592,864
		$1,221,187

Insured – Escrowed / Prerefunded — 3.5%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,261,092
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	520	530,613
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	370	370,977
		$2,162,682

Insured – General Obligations — 4.4%
Atlantic City, (BAM), 5.00%, 3/1/37	$500	$558,430
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,015	1,034,397
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,113,290
		$2,706,117

Insured – Hospital — 2.3%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,380	$1,434,248
		$1,434,248

Insured – Lease Revenue / Certificates of Participation — 1.9%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,180,290
		$1,180,290

Insured – Special Tax Revenue — 15.1%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$4,210,710

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	$4,300	$3,205,779
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,444,441
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	429,129
		$9,290,059

Insured – Transportation — 8.1%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$942,182
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	2,000	2,200,460
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,544,448
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	329,736
		$5,016,826

Lease Revenue / Certificates of Participation — 2.3%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$995	$1,023,377
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	414,400
		$1,437,777

Senior Living / Life Care — 3.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$465,758
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	771,147
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	715,911
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	231,652
		$2,184,468

Special Tax Revenue — 11.1%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$95	$95,059
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	175,101
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(2)	5,600	5,856,200
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(3)	750	532,500
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37(3)	500	160,000
		$6,818,860

19	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 3.6%
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/30	$500	$487,440
New Jersey Higher Education Student Assistance Authority, (AMT), 3.75%, 12/1/33	150	150,978
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/35	800	819,896
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	776,882
		$2,235,196

Transportation — 28.7%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47	$2,180	$2,494,269
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,060	1,106,015
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,126,375
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	750	814,545
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,168,904
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	254,750
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	540,563
New Jersey Turnpike Authority, 3.25%, 1/1/38	1,500	1,438,920
New Jersey Turnpike Authority, 4.00%, 1/1/43	1,000	1,036,240
Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,588,980
Port Authority of New York and New Jersey, 5.00%, 10/15/41(2)	5,000	5,666,750
South Jersey Transportation Authority, 5.00%, 11/1/39	400	436,564
		$17,672,875

Water and Sewer — 5.5%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,220	$1,325,018
Passaic County Utilities Authority, 5.00%, 3/1/37	1,180	1,447,447
Sussex County Municipal Utilities Authority, 0.00%, 12/1/36	1,250	616,137
		$3,388,602

Total Tax-Exempt Municipal Securities — 152.8% (identified cost $91,049,257)		$94,235,413

Taxable Municipal Securities — 4.4%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 3.0%
Atlantic City, 7.50%, 3/1/40	$1,445	$1,872,821
		$1,872,821

Transportation — 1.4%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(4)	$750	$835,013
		$835,013

Total Taxable Municipal Securities — 4.4% (identified cost $2,291,353)		$2,707,834

Total Investments — 157.2% (identified cost $93,340,610)		$96,943,247

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (46.9)%		$(28,915,363)

Other Assets, Less Liabilities — (10.3)%		$(6,361,161)

Net Assets Applicable to Common Shares — 100.0%		$61,666,723

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 23.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 8.7% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $1,098,335 or 1.8% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(3)	Issuer is in default with respect to interest payments.

(4)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

21	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 158.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.7%
New York State Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,821,846
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,541,616
		$4,363,462

Cogeneration — 2.2%
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$500	$504,840
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.75%, 10/1/36	500	504,840
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	705	705,275
		$1,714,955

Education — 37.2%
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 4.00%, 10/1/47	$1,155	$1,160,313
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,519,293
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	331,012
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	527,518
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,002,680
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	4,000	4,773,920
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	782,565
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	527,345
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,065,860
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	248,915
New York Dormitory Authority, (Fordham University), Prerefunded to 7/1/21, 5.50%, 7/1/36	1,000	1,109,550
New York Dormitory Authority, (New York University), 5.00%, 7/1/39	4,000	4,717,760
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,585,025
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	351,809

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	$400	$436,824
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,790,073
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	2,000	2,146,200
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	295,596
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	773,338
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,353,420
		$28,499,016

Electric Utilities — 1.9%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$1,420	$1,475,565
		$1,475,565

Escrowed / Prerefunded — 8.7%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$380	$407,337
Metropolitan Transportation Authority, Dedicated Tax Revenue, Prerefunded to 11/15/19, 5.00%, 11/15/34	1,500	1,571,115
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	955	971,121
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/21, 5.00%, 5/1/32	1,000	1,088,480
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 4.50%, 7/1/32	395	434,105
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,118,490
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	1,025	1,042,107
		$6,632,755

General Obligations — 7.5%
Illinois, 5.00%, 12/1/34	$1,300	$1,370,304
New York, 5.00%, 2/15/34(1)	4,000	4,294,880
New York City, 6.25%, 10/15/28	45	45,773
		$5,710,957

Hospital — 8.5%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$141,524
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,040,563

22	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/47	$1,000	$988,030
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,059,400
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	800	882,792
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	415	424,242
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	835	854,105
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,151,851
		$6,542,507

Housing — 5.4%
New York Housing Finance Agency, 5.25%, 11/1/41	$1,000	$1,025,800
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,628,544
New York Mortgage Agency, 3.90%, 10/1/36	480	488,870
		$4,143,214

Industrial Development Revenue — 5.5%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,012,060
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,232,076
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,940	1,941,319
		$4,185,455

Insured – Education — 2.1%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,569,488
		$1,569,488

Insured – Electric Utilities — 1.8%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$1,365	$1,411,669
		$1,411,669

Insured – General Obligations — 2.3%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,770,048
		$1,770,048

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 5.2%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,734,327
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,277,805
		$4,012,132

Insured – Special Tax Revenue — 0.7%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$525,789
		$525,789

Insured – Transportation — 3.0%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	$1,000	$1,026,580
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/46	1,250	1,274,988
		$2,301,568

Other Revenue — 16.4%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,921,670
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,004,280
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	5,200	6,096,376
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,382,316
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,155,220
		$12,559,862

Senior Living / Life Care — 7.7%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$80	$91,062
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	205	238,835
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	130	152,859
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	530	605,329
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	830	918,437
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	855	942,543
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	123,212

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	$905	$974,459
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.00%, 7/1/34	100	100,746
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	235,440
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	235,582
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,180	1,272,831
		$5,891,335

Special Tax Revenue — 14.4%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$1,185	$1,286,104
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	915	991,265
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	1,000	1,076,490
New York Dormitory Authority, Personal Income Tax Revenue, Prerefunded to 3/15/19, 5.25%, 3/15/38	1,000	1,028,250
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,636,120
		$11,018,229

Transportation — 13.1%
New York Thruway Authority, 5.00%, 1/1/42	$1,000	$1,085,680
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C & D Redevelopment), (AMT), 4.00%, 1/1/36	2,500	2,531,725
Port Authority of New York and New Jersey, 5.00%, 10/15/36	4,000	4,642,120
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	1,715	1,743,469
		$10,002,994

Water and Sewer — 9.5%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$340,107
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46	4,000	4,564,040
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	2,385	2,392,322
		$7,296,469

Total Tax-Exempt Municipal Securities — 158.8% (identified cost $114,153,222)		$121,627,469

Taxable Municipal Securities — 2.0%
Security	Principal Amount (000’s omitted)	Value

Education — 2.0%
New York Dormitory Authority, (New York University), 3.998%, 7/1/39	$1,500	$1,512,090

Total Taxable Municipal Securities — 2.0% (identified cost $1,521,321)		$1,512,090

Corporate Bonds & Notes — 2.0%
Security	Principal Amount (000’s omitted)	Value

Hospital — 2.0%
NYU Hospitals Center, 4.168%, 7/1/37	$1,500	$1,503,301

Total Corporate Bonds & Notes — 2.0% (identified cost $1,520,493)		$1,503,301

Miscellaneous — 1.0%
Security	Units	Value

Real Estate — 1.0%
CMS Liquidating Trust(2)(3)(4)	257	$736,351

Total Miscellaneous — 1.0% (identified cost $822,400)		$736,351

Total Investments — 163.8% (identified cost $118,017,436)		$125,379,211

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (38.5)%		$(29,514,124)

Other Assets, Less Liabilities — (25.3)%		$(19,299,417)

Net Assets Applicable to Common Shares — 100.0%		$76,565,670

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 9.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $4,942,778 or 6.5% of the Trust’s net assets applicable to common shares.

(3)	Non-income producing.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FNMA	–	Federal National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

25	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 160.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.8%
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$665	$747,400
		$747,400

Education — 13.6%
Miami University, 4.00%, 9/1/39	$500	$520,725
Miami University, 5.00%, 9/1/33	1,000	1,083,520
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	285	298,195
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	400	421,268
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	557,455
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,018,920
Ohio State University, 5.00%, 12/1/28	480	586,666
Ohio State University, 5.00%, 12/1/30	545	670,650
University of Cincinnati, 5.00%, 6/1/34	500	532,510
		$5,689,909

Electric Utilities — 2.5%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$510,885
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	546,715
		$1,057,600

Escrowed / Prerefunded — 19.6%
Apollo Career Center Joint Vocational School District, Prerefunded to 12/1/21, 5.25%, 12/1/33	$335	$372,379
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	1,750	1,807,242
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	155	163,640
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	170	179,787
Hancock County, (Blanchard Valley Regional Health Center), Prerefunded to 6/1/21, 6.25%, 12/1/34	750	842,348
Huber Heights City School District, Prerefunded to 12/1/19, 4.75%, 12/1/25	595	620,270
Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/39	400	450,568
Montgomery County, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.50%, 5/1/34	175	180,885

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), Prerefunded to 1/1/19, 5.50%, 1/1/39	$1,000	$1,022,100
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	155	164,729
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.25%, 7/1/44	850	907,655
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	350	375,358
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	24,610
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), Prerefunded to 12/1/20, 5.25%, 12/1/37	1,000	1,082,170
		$8,193,741

General Obligations — 20.0%
Cuyahoga Community College District, 3.50%, 12/1/39	$575	$575,000
Ohio, 5.00%, 2/1/37	2,775	3,188,974
Oregon City School District, 4.00%, 12/1/30	1,250	1,335,225
Upper Arlington City School District, 5.00%, 12/1/48	2,775	3,235,456
		$8,334,655

Hospital — 26.9%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,174,986
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	617,629
Allen County, (Mercy Health), 4.00%, 8/1/47(1)	1,000	1,014,380
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	535,985
Butler County, (UC Health), 4.00%, 11/15/37	315	321,968
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	800	835,656
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/47	2,800	3,187,632
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	283,007
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	315	318,843
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	545,630
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	871,216
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	325	333,843
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	205	217,181

26	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	$565	$621,263
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	180,157
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	93,639
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	86,279
		$11,239,294

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,676
		$556,676

Insured – Education — 2.1%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$789,803
Kent State University, (AGC), 5.00%, 5/1/26	85	87,430
		$877,233

Insured – Electric Utilities — 12.3%
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$710	$518,257
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	2,000	886,500
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	668,977
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,363,910
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	314,543
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	204,292
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	155,135
		$5,111,614

Insured – Escrowed / Prerefunded — 8.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,028,700
Brooklyn City School District, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	555	596,536
Buckeye Valley Local School District, (AGC), Prerefunded to 12/1/18, 5.00%, 12/1/36	500	508,365
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	915	942,084
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	425	437,580
		$3,513,265

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 6.9%
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	$2,455	$1,633,115
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,257,960
		$2,891,075

Insured – Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$114,718
		$114,718

Insured – Transportation — 8.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$649,698
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	154,157
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,131,660
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,181,600
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	604,355
		$3,721,470

Insured – Water and Sewer — 1.6%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$665,798
		$665,798

Other Revenue — 3.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$940	$942,002
Summit County Port Authority, 5.00%, 12/1/31	445	494,587
		$1,436,589

Senior Living / Life Care — 4.0%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$690,397
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	397,928
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	251,986
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	314,663
		$1,654,974

Special Tax Revenue — 10.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$547,055
Franklin County, Sales Tax Revenue, 5.00%, 6/1/38(2)	1,400	1,665,412

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Franklin County, Sales Tax Revenue, 5.00%, 6/1/43(2)	$1,400	$1,657,376
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	202,921
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	326,134
		$4,398,898

Transportation — 0.6%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$267,099
		$267,099

Water and Sewer — 15.1%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$559,955
Texas Water Development Board, 4.00%, 10/15/47(1)	5,500	5,740,130
		$6,300,085

Total Tax-Exempt Investments — 160.0% (identified cost $62,815,314)		$66,772,093

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (44.0)%		$(18,340,718)

Other Assets, Less Liabilities — (16.0)%		$(6,710,740)

Net Assets Applicable to Common Shares — 100.0%		$41,720,635

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 25.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 15.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

28	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 164.0%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.3%
Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$378	$113,438
		$113,438

Education — 24.0%
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	$500	$518,014
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	838,245
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	45	50,673
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	65	73,809
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	215	244,087
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	90	101,824
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	130	144,866
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	110	122,074
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	205	223,475
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/27	625	694,331
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	464,908
Pennsylvania State University, 5.00%, 9/1/42	3,250	3,796,812
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	812,138
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	282,445
		$8,367,701

Escrowed / Prerefunded — 23.2%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,147,829
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	395	408,959
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	555	588,389
Cumberland County Municipal Authority, (Dickinson College), Prerefunded to 11/1/19, 5.00%, 11/1/39	1,200	1,252,632

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	$360	$375,120
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	500	515,675
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	625	657,581
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	515	532,850
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	420	434,557
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	65	67,253
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	495	536,243
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	385	417,078
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	15	15,158
Philadelphia, Gas Works Revenue, Prerefunded to 8/1/20, 5.25%, 8/1/40	235	251,462
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	267,958
Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	575	611,035
		$8,079,779

General Obligations — 27.2%
Chester County, 5.00%, 7/15/27	$105	$108,782
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,250,890
Franklin County, 4.00%, 11/1/33	1,000	1,070,740
Pennsylvania, 5.00%, 3/1/32	2,250	2,600,843
State College Area School District, 5.00%, 5/15/44	3,100	3,623,962
West York Area School District, 5.00%, 4/1/33	750	827,880
		$9,483,097

Hospital — 26.2%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$521,435
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	195	204,929
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	390	404,851
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	235	240,868
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	782,370

29	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	$500	$545,460
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	266,150
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(2)	5,250	5,475,698
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	712,017
		$9,153,778

Housing — 0.5%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$185,707
		$185,707

Industrial Development Revenue — 9.6%
Delaware County Industrial Development Authority, (Covanta), 5.00%, 7/1/43(3)	$750	$759,397
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	200	210,328
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	751,725
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	258,435
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,354,023
		$3,333,908

Insured – Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,080,940
		$1,080,940

Insured – Escrowed / Prerefunded — 7.1%
Bucks County Water and Sewer Authority, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	$500	$538,055
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,951,980
		$2,490,035

Insured – General Obligations — 3.2%
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	$750	$823,042
Luzerne County, (AGM), 5.00%, 11/15/29	250	282,078
		$1,105,120

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$299,650
		$299,650

Insured – Lease Revenue / Certificates of Participation — 1.5%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$513,560
		$513,560

Insured – Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,235	$262,363
		$262,363

Insured – Transportation — 8.6%
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	$1,005	$1,007,975
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	1,993,140
		$3,001,115

Senior Living / Life Care — 0.3%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$110,234
		$110,234

Special Tax Revenue — 11.1%
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(4)	$3,250	$3,865,192
		$3,865,192

Transportation — 10.9%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47	$1,225	$1,401,596
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	465	485,186
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	297,238
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	479,232
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	550	593,730
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	520	555,828
		$3,812,810

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 1.1%
Philadelphia, Gas Works Revenue, 5.25%, 8/1/40	$365	$386,582
		$386,582

Water and Sewer — 4.4%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$753,293
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	795,112
		$1,548,405

Total Tax-Exempt Municipal Securities — 164.0% (identified cost $54,985,889)		$57,193,414

Taxable Municipal Securities — 0.0%(5)
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$58	$17,371

Total Taxable Municipal Securities — 0.0%(5) (identified cost $57,903)		$17,371

Total Investments — 164.0% (identified cost $55,043,792)		$57,210,785

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (48.5)%		$(16,919,195)

Other Assets, Less Liabilities — (15.5)%		$(5,412,979)

Net Assets Applicable to Common Shares — 100.0%		$34,878,611

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 15.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 4.4% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $759,397 or 2.2% of the Trust’s net assets applicable to common shares.

(4)	When-issued security.

(5)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Statements of Assets and Liabilities (Unaudited)

	May 31, 2018
Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Investments —
Identified cost	$142,776,808	$55,583,323	$47,215,943	$93,340,610
Unrealized appreciation	7,454,275	3,235,772	2,209,559	3,602,637
Investments, at value	$150,231,083	$58,819,095	$49,425,502	$96,943,247
Cash	$681,656	$1,733,876	$413,960	$—
Interest receivable	1,581,237	746,955	536,315	1,485,352
Receivable for investments sold	5,056,968	—	—	1,070,000
Total assets	$157,550,944	$61,299,926	$50,375,777	$99,498,599

Liabilities
Payable for floating rate notes issued (net of unamortized deferred debt issuance costs of $7,925, $0, $0 and $0, respectively)	$8,649,302	$4,198,155	$1,200,570	$8,482,900
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $127,994, $54,794, $53,296 and $84,637, respectively)	46,847,006	16,745,206	16,796,704	28,915,363
Payable for when-issued securities	4,794,401	—	2,854,475	—
Due to custodian	—	—	—	294,702
Payable to affiliates:
Investment adviser fee	72,715	20,655	22,081	33,488
Administration fee	25,740	10,328	7,927	16,744
Trustees’ fees	1,180	517	415	784
Interest expense and fees payable	34,511	7,226	3,967	25,348
Accrued expenses	72,567	52,804	48,644	62,547
Total liabilities	$60,497,422	$21,034,891	$20,934,783	$37,831,876
Net assets applicable to common shares	$97,053,522	$40,265,035	$29,440,994	$61,666,723

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$71,336	$27,370	$20,130	$45,982
Additional paid-in capital	94,474,374	38,516,454	27,597,562	64,419,708
Accumulated undistributed net investment income	116,757	219,442	106,579	215,713
Accumulated net realized loss	(5,063,220)	(1,734,003)	(492,836)	(6,617,317)
Net unrealized appreciation	7,454,275	3,235,772	2,209,559	3,602,637
Net assets applicable to common shares	$97,053,522	$40,265,035	$29,440,994	$61,666,723

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,879	672	674	1,160

Common Shares Outstanding	7,133,575	2,737,021	2,012,994	4,598,158

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.61	$14.71	$14.63	$13.41

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Statements of Assets and Liabilities (Unaudited) — continued

	May 31, 2018
Assets	New York Trust	Ohio Trust	Pennsylvania Trust
Investments —
Identified cost	$118,017,436	$62,815,314	$55,043,792
Unrealized appreciation	7,361,775	3,956,779	2,166,993
Investments, at value	$125,379,211	$66,772,093	$57,210,785
Cash	$—	$179,168	$798,911
Interest receivable	1,400,755	838,510	653,452
Receivable for investments sold	—	841,344	1,265,809
Total assets	$126,779,966	$68,631,115	$59,928,957

Liabilities
Payable for floating rate notes issued	$19,738,260	$5,201,283	$4,203,854
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $85,876, $59,282 and $55,805, respectively)	29,514,124	18,340,718	16,919,195
Payable for when-issued securities	—	3,265,780	3,817,483
Due to custodian	746,724	—	—
Payable to affiliates:
Investment adviser fee	40,899	22,014	26,730
Administration fee	20,450	11,007	9,462
Trustees’ fees	941	544	478
Interest expense and fees payable	87,803	16,843	13,854
Accrued expenses	65,095	52,291	59,290
Total liabilities	$50,214,296	$26,910,480	$25,050,346
Net assets applicable to common shares	$76,565,670	$41,720,635	$34,878,611

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$54,758	$28,572	$26,010
Additional paid-in capital	75,050,051	38,715,847	36,113,901
Accumulated undistributed net investment income	217,572	169,410	91,754
Accumulated net realized loss	(6,118,486)	(1,149,973)	(3,520,047)
Net unrealized appreciation	7,361,775	3,956,779	2,166,993
Net assets applicable to common shares	$76,565,670	$41,720,635	$34,878,611

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,184	736	679

Common Shares Outstanding	5,475,751	2,857,157	2,601,014

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.98	$14.60	$13.41

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Statements of Operations (Unaudited)

	Six Months Ended May 31, 2018
Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Interest	$3,084,078	$1,216,987	$970,410	$2,173,908
Total investment income	$3,084,078	$1,216,987	$970,410	$2,173,908

Expenses
Investment adviser fee	$445,645	$121,941	$134,607	$228,868
Administration fee	154,336	60,971	46,857	99,068
Trustees’ fees and expenses	3,200	1,430	1,150	2,150
Custodian fee	24,279	14,378	12,642	17,838
Transfer and dividend disbursing agent fees	9,083	9,108	9,033	9,038
Legal and accounting services	26,178	19,122	17,820	22,716
Printing and postage	7,793	4,811	4,250	6,286
Interest expense and fees	831,653	288,429	262,566	526,756
Miscellaneous	15,358	15,691	14,312	15,521
Total expenses	$1,517,525	$535,881	$503,237	$928,241

Net investment income	$1,566,553	$681,106	$467,173	$1,245,667

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$610,300	$354,257	$(16,584)	$161,197
Financial futures contracts	—	—	—	100,199
Net realized gain (loss)	$610,300	$354,257	$(16,584)	$261,396
Change in unrealized appreciation (depreciation) —
Investments	$(1,963,143)	$(863,489)	$(240,766)	$(763,555)
Financial futures contracts	—	—	—	(47,756)
Net change in unrealized appreciation (depreciation)	$(1,963,143)	$(863,489)	$(240,766)	$(811,311)

Net realized and unrealized loss	$(1,352,843)	$(509,232)	$(257,350)	$(549,915)

Distributions to auction preferred shareholders
From net investment income	$(18,865)	$(20,197)	$(3,915)	$(27,962)

Net increase in net assets from operations	$194,845	$151,677	$205,908	$667,790

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Statements of Operations (Unaudited) — continued

	Six Months Ended May 31, 2018
Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust
Interest	$2,727,616	$1,347,335	$1,209,185
Total investment income	$2,727,616	$1,347,335	$1,209,185

Expenses
Investment adviser fee	$242,240	$140,147	$160,879
Administration fee	121,120	65,013	55,720
Trustees’ fees and expenses	2,570	1,495	1,315
Custodian fee	20,399	14,753	13,657
Transfer and dividend disbursing agent fees	9,108	9,033	9,033
Legal and accounting services	24,617	18,038	21,995
Printing and postage	6,981	5,564	4,772
Interest expense and fees	626,260	312,019	276,434
Miscellaneous	17,661	17,063	23,522
Total expenses	$1,070,956	$583,125	$567,327

Net investment income	$1,656,660	$764,210	$641,858

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$581,546	$59,245	$41,258
Financial futures contracts	—	—	33,400
Net realized gain	$581,546	$59,245	$74,658
Change in unrealized appreciation (depreciation) —
Investments	$(2,030,219)	$(764,531)	$(358,931)
Financial futures contracts	—	—	(15,919)
Net change in unrealized appreciation (depreciation)	$(2,030,219)	$(764,531)	$(374,850)

Net realized and unrealized loss	$(1,448,673)	$(705,286)	$(300,192)

Distributions to auction preferred shareholders
From net investment income	$(25,202)	$(25,693)	$(25,516)

Net increase in net assets from operations	$182,785	$33,231	$316,150

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Statements of Changes in Net Assets

	Six Months Ended May 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$1,566,553	$681,106	$467,173	$1,245,667
Net realized gain (loss)	610,300	354,257	(16,584)	261,396
Net change in unrealized appreciation (depreciation)	(1,963,143)	(863,489)	(240,766)	(811,311)
Distributions to auction preferred shareholders —
From net investment income	(18,865)	(20,197)	(3,915)	(27,962)
Net increase in net assets from operations	$194,845	$151,677	$205,908	$667,790
Distributions to common shareholders —
From net investment income	$(1,592,423)	$(637,178)	$(472,248)	$(1,260,815)
Total distributions to common shareholders	$(1,592,423)	$(637,178)	$(472,248)	$(1,260,815)
Capital share transactions —
Cost of shares repurchased (see Note 7)	$(1,478,804)	$—	$—	$—
Net decrease in net assets from capital share transactions	$(1,478,804)	$—	$—	$—

Net decrease in net assets	$(2,876,382)	$(485,501)	$(266,340)	$(593,025)

Net Assets Applicable to Common Shares
At beginning of period	$99,929,904	$40,750,536	$29,707,334	$62,259,748
At end of period	$97,053,522	$40,265,035	$29,440,994	$61,666,723

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$116,757	$219,442	$106,579	$215,713

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Statements of Changes in Net Assets — continued

	Six Months Ended May 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$1,656,660	$764,210	$641,858
Net realized gain	581,546	59,245	74,658
Net change in unrealized appreciation (depreciation)	(2,030,219)	(764,531)	(374,850)
Distributions to auction preferred shareholders —
From net investment income	(25,202)	(25,693)	(25,516)
Net increase in net assets from operations	$182,785	$33,231	$316,150
Distributions to common shareholders —
From net investment income	$(1,642,725)	$(773,147)	$(657,016)
Total distributions to common shareholders	$(1,642,725)	$(773,147)	$(657,016)

Net decrease in net assets	$(1,459,940)	$(739,916)	$(340,866)

Net Assets Applicable to Common Shares
At beginning of period	$78,025,610	$42,460,551	$35,219,477
At end of period	$76,565,670	$41,720,635	$34,878,611

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$217,572	$169,410	$91,754

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2017
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$3,597,624	$1,485,231	$991,436	$2,633,258
Net realized gain (loss)	(319,376)	(225,791)	27,235	150,172
Net change in unrealized appreciation (depreciation)	1,647,103	1,097,369	466,360	321,139
Distributions to auction preferred shareholders —
From net investment income	(40,183)	(43,282)	(8,726)	(58,437)
Net increase in net assets from operations	$4,885,168	$2,313,527	$1,476,305	$3,046,132
Distributions to common shareholders —
From net investment income	$(3,588,113)	$(1,424,893)	$(977,711)	$(2,551,978)
Total distributions to common shareholders	$(3,588,113)	$(1,424,893)	$(977,711)	$(2,551,978)

Net increase in net assets	$1,297,055	$888,634	$498,594	$494,154

Net Assets Applicable to Common Shares
At beginning of year	$98,632,849	$39,861,902	$29,208,740	$61,765,594
At end of year	$99,929,904	$40,750,536	$29,707,334	$62,259,748

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$161,492	$195,711	$115,569	$258,823

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2017
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$3,439,788	$1,647,178	$1,446,734
Net realized gain (loss)	(141,063)	192,631	1,347
Net change in unrealized appreciation (depreciation)	905,348	(97,951)	(444,122)
Distributions to auction preferred shareholders —
From net investment income	(54,767)	(57,593)	(55,934)
Net increase in net assets from operations	$4,149,306	$1,684,265	$948,025
Distributions to common shareholders —
From net investment income	$(3,313,377)	$(1,662,294)	$(1,344,984)
Total distributions to common shareholders	$(3,313,377)	$(1,662,294)	$(1,344,984)

Net increase (decrease) in net assets	$835,929	$21,971	$(396,959)

Net Assets Applicable to Common Shares
At beginning of year	$77,189,681	$42,438,580	$35,616,436
At end of year	$78,025,610	$42,460,551	$35,219,477

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$228,839	$204,040	$132,428

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Statements of Cash Flows (Unaudited)

	Six Months Ended May 31, 2018
Cash Flows From Operating Activities	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Net increase in net assets from operations	$194,845	$151,677	$205,908	$667,790
Distributions to auction preferred shareholders	18,865	20,197	3,915	27,962
Net increase in net assets from operations excluding distributions to auction preferred shareholders	$213,710	$171,874	$209,823	$695,752
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(91,422,135)	(28,957,076)	(6,016,322)	(17,145,422)
Investments sold	94,738,735	30,488,531	5,596,876	18,083,630
Net amortization/accretion of premium (discount)	17,625	119,852	91,681	(74,348)
Amortization of deferred debt issuance costs	284	—	—	—
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	50,770	21,736	21,140	33,572
Decrease in deposits for derivatives collateral — financial futures contracts	—	—	—	81,000
Decrease (increase) in interest receivable	45,377	21,587	(15,621)	(18,720)
Decrease in receivable for variation margin on open financial futures contracts	—	—	—	14,063
Increase (decrease) in payable to affiliate for investment adviser fee	(2,800)	253	(542)	(14,559)
Increase (decrease) in payable to affiliate for administration fee	(300)	127	126	176
Decrease in payable to affiliate for Trustees’ fees	(338)	(126)	(95)	(208)
Increase in interest expense and fees payable	16,869	3,327	3,967	12,657
Decrease in accrued expenses	(14,657)	(5,088)	(5,142)	(12,016)
Net change in unrealized (appreciation) depreciation from investments	1,963,143	863,489	240,766	763,555
Net realized (gain) loss from investments	(610,300)	(354,257)	16,584	(161,197)
Net cash provided by operating activities	$4,995,983	$2,374,229	$143,241	$2,257,935

Cash Flows From Financing Activities
Repurchase of common shares	$(1,478,804)	$—	$—	$—
Cash distributions paid to common shareholders	(1,592,423)	(637,178)	(472,248)	(1,260,815)
Cash distributions paid to auction preferred shareholders	(19,261)	(20,456)	(3,919)	(28,410)
Liquidation of auction preferred shares	(3,000,000)	(3,250,000)	(650,000)	(4,425,000)
Proceeds from secured borrowings	4,680,000	3,280,000	1,200,000	4,480,000
Repayment of secured borrowings	(3,360,000)	—	—	(1,330,000)
Increase (decrease) in due to custodian	—	(12,719)	—	294,702
Net cash provided by (used in) financing activities	$(4,770,488)	$(640,353)	$73,833	$(2,269,523)

Net increase (decrease) in cash	$225,495	$1,733,876	$217,074	$(11,588)

Cash at beginning of period	$456,161	$—	$196,886	$11,588

Cash at end of period	$681,656	$1,733,876	$413,960	$—

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$763,730	$263,366	$237,459	$480,527

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Statements of Cash Flows (Unaudited) — continued

	Six Months Ended May 31, 2018
Cash Flows From Operating Activities	New York Trust	Ohio Trust	Pennsylvania Trust
Net increase in net assets from operations	$182,785	$33,231	$316,150
Distributions to auction preferred shareholders	25,202	25,693	25,516
Net increase in net assets from operations excluding distributions to auction preferred shareholders	$207,987	$58,924	$341,666
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(39,607,630)	(18,832,897)	(20,683,815)
Investments sold	38,656,281	19,734,833	20,749,118
Net amortization/accretion of premium (discount)	45,339	(10,217)	36,294
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	34,066	23,516	22,137
Decrease in deposits for derivatives collateral — financial futures contracts	—	—	27,000
Decrease in interest receivable	126,629	104,275	133,268
Decrease in receivable for variation margin on open financial futures contracts	—	—	4,688
Increase (decrease) in payable to affiliate for investment adviser fee	363	(9,643)	(297)
Increase in payable to affiliate for administration fee	182	91	142
Decrease in payable to affiliate for Trustees’ fees	(256)	(143)	(120)
Increase in interest expense and fees payable	28,951	8,637	13,854
Decrease in accrued expenses	(13,699)	(6,607)	(487)
Net change in unrealized (appreciation) depreciation from investments	2,030,219	764,531	358,931
Net realized gain from investments	(581,546)	(59,245)	(41,258)
Net cash provided by operating activities	$926,886	$1,776,055	$961,121

Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$(1,642,725)	$(773,147)	$(657,016)
Cash distributions paid to auction preferred shareholders	(26,435)	(26,070)	(25,851)
Liquidation of auction preferred shares	(4,125,000)	(4,325,000)	(4,200,000)
Proceeds from secured borrowings	4,160,000	5,200,000	4,200,000
Repayment of secured borrowings	(660,000)	(1,455,000)	—
Increase (decrease) in due to custodian	746,724	(217,670)	—
Net cash used in financing activities	$(1,547,436)	$(1,596,887)	$(682,867)

Net increase (decrease) in cash	$(620,550)	$179,168	$278,254

Cash at beginning of period	$620,550	$—	$520,657

Cash at end of period	$—	$179,168	$798,911

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$563,243	$279,866	$240,443

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$13.770		$13.600	$14.020		$14.080	$12.580	$14.660

Income (Loss) From Operations
Net investment income(1)	$0.219		$0.496	$0.586		$0.737	$0.756	$0.756
Net realized and unrealized gain (loss)	(0.180)		0.175	(0.681)		(0.057)	1.507	(2.028)
Distributions to APS shareholders
From net investment income(1)	(0.003)		(0.006)	(0.009)		(0.009)	(0.007)	(0.012)
Discount on redemption and repurchase of APS(1)	—		—	0.291		—	—	—

Total income (loss) from operations	$0.036		$0.665	$0.187		$0.671	$2.256	$(1.284)

Less Distributions to Common Shareholders
From net investment income	$(0.223)		$(0.495)	$(0.607)		$(0.731)	$(0.757)	$(0.796)

Total distributions to common shareholders	$(0.223)		$(0.495)	$(0.607)		$(0.731)	$(0.757)	$(0.796)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$0.027		$—	$—		$—	$0.001	$—

Net asset value — End of period (Common shares)	$13.610		$13.770	$13.600		$14.020	$14.080	$12.580

Market value — End of period (Common shares)	$11.470		$12.060	$12.260		$12.900	$12.670	$11.060

Total Investment Return on Net Asset Value(2)	0.74	%(3)	5.33%	1.38	%(4)	5.28%	19.06%	(8.69)%

Total Investment Return on Market Value(2)	(3.06	)%(3)	2.34%	(0.68)%		7.65%	21.86%	(19.84)%

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$97,054		$99,930	$98,633	$101,732	$102,129	$91,333
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.41	%(7)	1.46%	1.50%	1.54%	1.60%	1.66%
Interest and fee expense(8)	1.72	%(7)	1.32%	0.87%	0.08%	0.09%	0.10%
Total expenses(6)	3.13	%(7)	2.78%	2.37%	1.62%	1.69%	1.76%
Net investment income	3.23	%(7)	3.57%	4.05%	5.26%	5.64%	5.64%
Portfolio Turnover	63	%(3)	19%	12%	9%	11%	8%
Senior Securities:
Total preferred shares outstanding(9)	1,879		1,999	1,999	1,999	1,999	1,999
Asset coverage per preferred share(10)	$76,652		$74,990	$74,341	$75,892	$76,091	$70,690
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.80)%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP Shares as of May 31, 2018, iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.94%	0.98%	1.01%	1.04%	1.06%	1.09%
Interest and fee expense	1.14%	0.88%	0.59%	0.05%	0.06%	0.07%
Total expenses	2.08%	1.86%	1.60%	1.09%	1.12%	1.16%
Net investment income	2.15%	2.39%	2.74%	3.53%	3.73%	3.73%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$14.890		$14.560	$15.150		$15.140	$13.730	$16.200

Income (Loss) From Operations
Net investment income(1)	$0.249		$0.543	$0.572		$0.710	$0.726	$0.750
Net realized and unrealized gain (loss)	(0.189)		0.324	(0.836)		(0.008)	1.390	(2.432)
Distributions to APS shareholders
From net investment income(1)	(0.007)		(0.016)	(0.013)		(0.010)	(0.008)	(0.012)
Discount on redemption and repurchase of APS(1)	—		—	0.276		—	—	—

Total income (loss) from operations	$0.053		$0.851	$(0.001)		$0.692	$2.108	$(1.694)

Less Distributions to Common Shareholders
From net investment income	$(0.233)		$(0.521)	$(0.589)		$(0.686)	$(0.703)	$(0.776)

Total distributions to common shareholders	$(0.233)		$(0.521)	$(0.589)		$(0.686)	$(0.703)	$(0.776)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—	$—		$0.004	$0.005	$—

Net asset value — End of period (Common shares)	$14.710		$14.890	$14.560		$15.150	$15.140	$13.730

Market value — End of period (Common shares)	$12.470		$13.120	$13.330		$14.020	$13.310	$11.970

Total Investment Return on Net Asset Value(2)	0.62	%(3)	6.28%	0.05	%(4)	5.21%	16.30%	(10.34)%

Total Investment Return on Market Value(2)	(3.20	)%(3)	2.29%	(1.02)%		10.75%	17.27%	(22.55)%

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$40,265		$40,751	$39,862	$41,478	$41,527	$37,774
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.23	%(7)	1.33%	1.59%	1.62%	1.68%	1.73%
Interest and fee expense(8)	1.44	%(7)	1.09%	0.72%	0.05%	0.05%	0.08%
Total expenses(6)	2.67	%(7)	2.42%	2.31%	1.67%	1.73%	1.81%
Net investment income	3.39	%(7)	3.63%	3.66%	4.70%	4.96%	5.12%
Portfolio Turnover	48	%(3)	19%	12%	10%	2%	1%
Senior Securities:
Total preferred shares outstanding(9)	672		802	802	802	802	802
Asset coverage per preferred share(10)	$84,918		$75,811	$74,703	$76,719	$76,780	$72,100
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (1.85)%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP Shares as of May 31, 2018, iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.84%	0.89%	1.09%	1.10%	1.12%	1.16%
Interest and fee expense	0.98%	0.73%	0.49%	0.03%	0.04%	0.05%
Total expenses	1.82%	1.62%	1.58%	1.13%	1.16%	1.21%
Net investment income	2.31%	2.44%	2.49%	3.17%	3.31%	3.42%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$14.760		$14.510	$14.740		$14.640	$12.910	$15.310

Income (Loss) From Operations
Net investment income(1)	$0.232		$0.493	$0.580		$0.752	$0.730	$0.728
Net realized and unrealized gain (loss)	(0.125)		0.247	(0.556)		0.002	1.685	(2.365)
Distributions to APS shareholders
From net investment income(1)	(0.002)		(0.004)	(0.010)		(0.012)	(0.009)	(0.014)
Discount on redemption and repurchase of APS(1)	—		—	0.377		—	—	—

Total income (loss) from operations	$0.105		$0.736	$0.391		$0.742	$2.406	$(1.651)

Less Distributions to Common Shareholders
From net investment income	$(0.235)		$(0.486)	$(0.621)		$(0.709)	$(0.709)	$(0.749)

Total distributions to common shareholders	$(0.235)		$(0.486)	$(0.621)		$(0.709)	$(0.709)	$(0.749)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—	$—		$0.067	$0.033	$—

Net asset value — End of period (Common shares)	$14.630		$14.760	$14.510		$14.740	$14.640	$12.910

Market value — End of period (Common shares)	$12.880		$12.920	$12.920		$12.730	$12.550	$11.000

Total Investment Return on Net Asset Value(2)	0.99	%(3)	5.51%	2.98	%(4)	6.44%	20.18%	(10.49)%

Total Investment Return on Market Value(2)	1.58	%(3)	3.72%	6.21%		7.19%	20.91%	(20.51)%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2017		2016		2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$29,441		$29,707		$29,209		$29,677	$30,496	$27,328
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.63	%(7)	1.78%		1.81%		1.77%	1.87%	1.91%
Interest and fee expense	1.79	%(7)(8)	1.44	%(9)	0.94	%(9)	—	—	—
Total expenses(6)	3.42	%(7)	3.22%		2.75%		1.77%	1.87%	1.91%
Net investment income	3.18	%(7)	3.32%		3.78%		5.12%	5.24%	5.26%
Portfolio Turnover	12	%(3)	10%		12%		4%	26%	11%
Senior Securities:
Total preferred shares outstanding(10)	674		700		700		700	700	700
Asset coverage per preferred share(11)	$68,681		$67,439		$66,727		$67,396	$68,566	$64,040
Involuntary liquidation preference per preferred share(12)	$25,000		$25,000		$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(12)	$25,000		$25,000		$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 0.31%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Interest and fee expense relates to iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(10)	Preferred shares represent iMTP Shares as of May 31, 2018, iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(11)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(12)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	1.03%	1.12%	1.16%	1.11%	1.17%	1.20%
Interest and fee expense	1.13%	0.91%	0.60%	—	—	—
Total expenses	2.16%	2.03%	1.76%	1.11%	1.17%	1.20%
Net investment income	2.01%	2.09%	2.41%	3.23%	3.29%	3.29%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$13.540		$13.430	$13.800		$14.060	$12.960	$14.790

Income (Loss) From Operations
Net investment income(1)	$0.271		$0.573	$0.635		$0.745	$0.748	$0.762
Net realized and unrealized gain (loss)	(0.121)		0.105	(0.637)		(0.293)	1.098	(1.792)
Distributions to APS shareholders
From net investment income(1)	(0.006)		(0.013)	(0.012)		(0.010)	(0.008)	(0.012)
Discount on redemption and repurchase of APS(1)	—		—	0.284		—	—	—

Total income (loss) from operations	$0.144		$0.665	$0.270		$0.442	$1.838	$(1.042)

Less Distributions to Common Shareholders
From net investment income	$(0.274)		$(0.555)	$(0.640)		$(0.728)	$(0.743)	$(0.788)

Total distributions to common shareholders	$(0.274)		$(0.555)	$(0.640)		$(0.728)	$(0.743)	$(0.788)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—	$—		$0.026	$0.005	$—

Net asset value — End of period (Common shares)	$13.410		$13.540	$13.430		$13.800	$14.060	$12.960

Market value — End of period (Common shares)	$11.290		$11.750	$11.950		$12.320	$12.300	$11.440

Total Investment Return on Net Asset Value(2)	1.45	%(3)	5.52%	2.13	%(4)	4.08%	15.20%	(6.96)%

Total Investment Return on Market Value(2)	(1.57	)%(3)	2.91%	1.79%		6.21%	14.17%	(25.85)%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$61,667		$62,260	$61,766	$63,445	$65,624	$60,653
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.31	%(7)	1.58%	1.60%	1.60%	1.64%	1.70%
Interest and fee expense(8)	1.71	%(7)	1.30%	0.82%	0.04%	0.04%	0.08%
Total expenses(6)	3.02	%(7)	2.88%	2.42%	1.64%	1.68%	1.78%
Net investment income	4.05	%(7)	4.20%	4.46%	5.36%	5.47%	5.55%
Portfolio Turnover	17	%(3)	12%	9%	8%	6%	16%
Senior Securities:
Total preferred shares outstanding(9)	1,160		1,337	1,337	1,337	1,337	1,337
Asset coverage per preferred share(10)	$78,161		$71,567	$71,197	$72,453	$74,083	$70,365
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.03)%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP Shares as of May 31, 2018, iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.86%	1.03%	1.06%	1.06%	1.07%	1.12%
Interest and fee expense	1.13%	0.85%	0.54%	0.02%	0.03%	0.05%
Total expenses	1.99%	1.88%	1.60%	1.08%	1.10%	1.17%
Net investment income	2.67%	2.74%	2.95%	3.53%	3.59%	3.65%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$14.250		$14.100	$14.520		$14.590	$13.260	$15.540

Income (Loss) From Operations
Net investment income(1)	$0.303		$0.628	$0.665		$0.814	$0.840	$0.845
Net realized and unrealized gain (loss)	(0.268)		0.137	(0.651)		(0.063)	1.359	(2.232)
Distributions to APS shareholders
From net investment income(1)	(0.005)		(0.010)	(0.010)		(0.008)	(0.007)	(0.010)
Discount on redemption and repurchase of APS(1)	—		—	0.243		—	—	—

Total income (loss) from operations	$0.030		$0.755	$0.247		$0.743	$2.192	$(1.397)

Less Distributions to Common Shareholders
From net investment income	$(0.300)		$(0.605)	$(0.667)		$(0.813)	$(0.862)	$(0.883)

Total distributions to common shareholders	$(0.300)		$(0.605)	$(0.667)		$(0.813)	$(0.862)	$(0.883)

Net asset value — End of period (Common shares)	$13.980		$14.250	$14.100		$14.520	$14.590	$13.260

Market value — End of period (Common shares)	$12.260		$12.770	$13.040		$13.730	$13.730	$12.100

Total Investment Return on Net Asset Value(2)	0.52	%(3)	5.84%	1.69	%(4)	5.63%	17.25%	(8.99)%

Total Investment Return on Market Value(2)	(1.62	)%(3)	2.56%	(0.53)%		6.13%	20.92%	(20.09)%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$76,566		$78,026	$77,190	$79,518	$79,860	$72,611
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.16	%(7)	1.37%	1.52%	1.53%	1.60%	1.65%
Interest and fee expense(8)	1.63	%(7)	1.25%	0.82%	0.14%	0.15%	0.16%
Total expenses(6)	2.79	%(7)	2.62%	2.34%	1.67%	1.75%	1.81%
Net investment income	4.32	%(7)	4.37%	4.43%	5.60%	5.96%	5.97%
Portfolio Turnover	30	%(3)	18%	15%	7%	4%	10%
Senior Securities:
Total preferred shares outstanding(9)	1,184		1,349	1,349	1,349	1,349	1,349
Asset coverage per preferred share(10)	$89,667		$82,841	$82,220	$83,946	$84,200	$78,826
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.06)%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP Shares as of May 31, 2018, iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.82%	0.97%	1.08%	1.08%	1.11%	1.15%
Interest and fee expense	1.15%	0.87%	0.58%	0.10%	0.11%	0.11%
Total expenses	1.97%	1.84%	1.66%	1.18%	1.22%	1.26%
Net investment income	3.04%	3.06%	3.14%	3.93%	4.15%	4.16%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$14.860		$14.850	$15.210		$15.150	$13.510	$15.850

Income (Loss) From Operations
Net investment income(1)	$0.267		$0.577	$0.650		$0.771	$0.775	$0.764
Net realized and unrealized gain (loss)	(0.247)		0.035	(0.593)		0.031	1.605	(2.352)
Distributions to APS shareholders
From net investment income(1)	(0.009)		(0.020)	(0.016)		(0.011)	(0.009)	(0.013)
Discount on redemption and repurchase of APS(1)	—		—	0.290		—	—	—

Total income (loss) from operations	$0.011		$0.592	$0.331		$0.791	$2.371	$(1.601)

Less Distributions to Common Shareholders
From net investment income	$(0.271)		$(0.582)	$(0.691)		$(0.731)	$(0.731)	$(0.739)

Total distributions to common shareholders	$(0.271)		$(0.582)	$(0.691)		$(0.731)	$(0.731)	$(0.739)

Net asset value — End of period (Common shares)	$14.600		$14.860	$14.850		$15.210	$15.150	$13.510

Market value — End of period (Common shares)	$12.490		$13.310	$13.580		$13.700	$13.620	$11.840

Total Investment Return on Net Asset Value(2)	0.36	%(3)	4.37%	2.26	%(4)	5.91%	18.49%	(10.01)%

Total Investment Return on Market Value(2)	(4.15	)%(3)	2.23%	3.83%		6.11%	21.55%	(25.59)%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2017		2016		2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$41,721		$42,461		$42,439		$43,445	$43,287	$38,588
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.30	%(7)	1.62%		1.63%		1.61%	1.70%	1.76%
Interest and fee expense	1.50	%(7)(8)	1.15	%(8)	0.73	%(8)	—	—	—
Total expenses(6)	2.80	%(7)	2.77%		2.36%		1.61%	1.70%	1.76%
Net investment income	3.66	%(7)	3.83%		4.12%		5.09%	5.36%	5.33%
Portfolio Turnover	31	%(3)	8%		5%		1%	9%	10%
Senior Securities:
Total preferred shares outstanding(9)	736		909		909		909	909	909
Asset coverage per preferred share(10)	$81,686		$71,712		$71,687		$72,795	$72,621	$67,451
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000		$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000		$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 0.27%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP Shares as of May 31, 2018, iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.87%	1.06%	1.09%	1.06%	1.10%	1.13%
Interest and fee expense	0.99%	0.76%	0.48%	—	—	—
Total expenses	1.86%	1.82%	1.57%	1.06%	1.10%	1.13%
Net investment income	2.43%	2.50%	2.74%	3.34%	3.46%	3.43%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$13.540		$13.690	$13.890		$13.910	$12.770	$14.780

Income (Loss) From Operations
Net investment income(1)	$0.247		$0.556	$0.621		$0.752	$0.755	$0.750
Net realized and unrealized gain (loss)	(0.114)		(0.167)	(0.475)		(0.099)	1.143	(1.960)
Distributions to APS shareholders
From net investment income(1)	(0.010)		(0.022)	(0.017)		(0.011)	(0.008)	(0.013)
Discount on redemption and repurchase of APS(1)	—		—	0.294		—	—	—

Total income (loss) from operations	$0.123		$0.367	$0.423		$0.642	$1.890	$(1.223)

Less Distributions to Common Shareholders
From net investment income	$(0.253)		$(0.517)	$(0.623)		$(0.727)	$(0.764)	$(0.787)

Total distributions to common shareholders	$(0.253)		$(0.517)	$(0.623)		$(0.727)	$(0.764)	$(0.787)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—	$—		$0.065	$0.014	$—

Net asset value — End of period (Common shares)	$13.410		$13.540	$13.690		$13.890	$13.910	$12.770

Market value — End of period (Common shares)	$11.470		$12.080	$12.280		$12.040	$12.050	$10.950

Total Investment Return on Net Asset Value(2)	1.13	%(3)	3.17%	3.46	%(4)	6.02%	16.07%	(8.07)%

Total Investment Return on Market Value(2)	(3.04	)%(3)	2.62%	7.06%		6.08%	17.26%	(22.84)%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$34,879		$35,219	$35,616	$36,126	$37,532	$34,736
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.67	%(7)	1.73%	1.77%	1.76%	1.79%	1.85%
Interest and fee expense(8)	1.59	%(7)	1.21%	0.80%	0.01%	0.04%	0.05%
Total expenses(6)	3.26	%(7)	2.94%	2.57%	1.77%	1.83%	1.90%
Net investment income	3.69	%(7)	4.04%	4.34%	5.42%	5.61%	5.53%
Portfolio Turnover	39	%(3)	9%	9%	3%	4%	11%
Senior Securities:
Total preferred shares outstanding(9)	679		847	847	847	847	847
Asset coverage per preferred share(10)	$76,368		$66,582	$67,050	$67,653	$69,312	$66,011
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 1.24%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP Shares as of May 31, 2018, iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	1.07%	1.09%	1.13%	1.11%	1.14%	1.18%
Interest and fee expense	1.02%	0.76%	0.51%	0.01%	0.02%	0.03%
Total expenses	2.09%	1.85%	1.64%	1.12%	1.16%	1.21%
Net investment income	2.36%	2.54%	2.77%	3.44%	3.55%	3.51%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Trusts’ investment objective is to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that a Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of May 31, 2018, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust

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Notes to Financial Statements (Unaudited) — continued

enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes (net of unamortized deferred debt issuance costs) as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at May 31, 2018. Interest expense related to a Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2018, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Floating Rate Notes Outstanding	$8,657,227	$4,198,155	$1,200,570	$8,482,900	$19,738,260	$5,201,283	$4,203,854
Interest Rate or Range of Interest Rates (%)	1.07 - 1.08	1.07 - 1.19	1.09	1.08 - 1.09	1.08 - 1.09	1.09 - 1.16	1.07
Collateral for Floating Rate Notes Outstanding	$12,320,589	$6,466,474	$1,770,375	$11,522,950	$27,024,259	$6,754,510	$5,475,698

For the six months ended May 31, 2018, the Trusts’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Average Floating Rate Notes Outstanding	$8,584,451	$1,973,297	$389,011	$6,187,692	$17,252,857	$2,809,698	$1,361,538
Average Interest Rate	1.96%	2.01%	2.04%	1.97%	1.96%	2.08%	2.04%

In certain circumstances, the Trusts may enter into shortfall and forbearance agreements with brokers by which a Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of May 31, 2018.

The Trusts may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the

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Notes to Financial Statements (Unaudited) — continued

Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K  Interim Financial Statements — The interim financial statements relating to May 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. Dividends on the APS, which accrued daily, were cumulative at rates which were reset every seven days by an auction, unless a special dividend period had been set. Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates were reset to the maximum rate, which was 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate was determined based on the credit rating of the APS. On March 26, 2018, each Trust redeemed all of its outstanding APS at a liquidation price of $25,000 per share plus any accrued but unpaid APS dividends. Each Trust replaced its APS with residual interest bond financing (see Note 1G). Prior to the redemption of the APS, the Trusts paid an annual fee equivalent to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions were unsuccessful; otherwise, the annual fee was 0.25%. At May 31, 2018, the Trusts had no APS outstanding.

The number of APS redeemed and their liquidation preference were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

APS Redeemed	120	130	26	177	165	173	168
Redemption Amount	$3,000,000	$3,250,000	$650,000	$4,425,000	$4,125,000	$4,325,000	$4,200,000

There were no transactions in APS during the year ended November 30, 2017.

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Notes to Financial Statements (Unaudited) — continued

3  Institutional MuniFund Term Preferred Shares

On February 26, 2016, each Trust issued Institutional MuniFund Term Preferred Shares (iMTP Shares) in a private offering to finance the tender offer for its outstanding APS. The number of new iMTP Shares issued was equal to the APS accepted for payment pursuant to the tender offer. The number of iMTP Shares issued and outstanding at May 31, 2018 was as follows:

Trust	iMTP Shares Issued and Outstanding

California Trust	1,879
Massachusetts Trust	672
Michigan Trust	674
New Jersey Trust	1,160
New York Trust	1,184
Ohio Trust	736
Pennsylvania Trust	679

The iMTP Shares are a form of preferred shares that represent stock of the Trusts. The iMTP Shares have a par value of $0.01 per share, a liquidation preference of $25,000 per share, and a mandatory redemption date of September 1, 2019, unless earlier redeemed or repurchased by a Trust. Dividends on the iMTP Shares are determined weekly based upon the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index Rate plus a spread. Such spread to the SIFMA Municipal Swap Index Rate is determined based on the current credit rating of the iMTP Shares. At May 31, 2018, the spread to the SIFMA Municipal Swap Index Rate was 1.50% for California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust.

The iMTP Shares are subject to optional and mandatory redemption in certain circumstances. After February 28, 2017, the iMTP Shares are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends and, on redemptions prior to March 1, 2018, plus an optional redemption premium. The iMTP Shares are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends (mandatory redemption price), if a Trust is in default for an extended period on its asset maintenance requirements with respect to its preferred shares. For so long as the iMTP Shares are outstanding, a Trust’s effective leverage ratio is not permitted to exceed 45%. In order to comply with this requirement, a Trust may have to redeem all or a portion of its iMTP Shares at the mandatory redemption price.

The holders of the iMTP Shares and common shares have equal voting rights of one vote per share except that the holders of the iMTP Shares are entitled to elect two Trustees of each Trust. If the dividends on the iMTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the iMTP Shares have the right to elect a majority of each Trust’s Trustees.

For financial reporting purposes, the liquidation value of the iMTP Shares (net of unamortized deferred offering costs) is presented as a liability on the Statements of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on iMTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statements of Operations. Costs incurred by each Trust in connection with its offering of iMTP Shares were capitalized as deferred offering costs and are being amortized to the mandatory redemption date of September 1, 2019.

The carrying amount of the iMTP Shares at May 31, 2018 represents its liquidation value, which approximates fair value. If measured at fair value, the iMTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at May 31, 2018.

The average liquidation preference of the iMTP Shares during the six months ended May 31, 2018 was as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Average Liquidation Preference of iMTP Shares	$46,975,000	$16,800,000	$16,850,000	$29,000,000	$29,600,000	$18,400,000	$16,975,000

In April 2018, the Trustees of the Trusts approved proposals to redeem all outstanding iMTP Shares. It is currently anticipated that, upon redemption, the leverage provided by the iMTP Shares will be replaced with residual interest bond financing (see Note 1G).

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Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS during periods when APS were outstanding, and outstanding iMTP Shares. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to APS shareholders were recorded daily and were payable at the end of each dividend period. The amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Dividends Accrued to APS Shareholders	$18,865	$20,197	$3,915	$27,962	$25,202	$25,693	$25,516
Average APS Dividend Rates	2.00%	1.97%	1.91%	2.01%	1.94%	1.89%	1.93%
Dividend Rate Ranges (%)	1.56 - 2.73	1.57 - 2.73	1.59 - 2.87	1.56 - 2.73	1.59 - 2.84	1.59 - 2.59	1.57 - 2.59

Distributions to iMTP shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for iMTP Shares at May 31, 2018, and the amount of dividends accrued to iMTP shareholders and average iMTP dividend rates (annualized) for the six months then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

iMTP Dividend Rates at May 31, 2018	2.56%	2.56%	2.56%	2.56%	2.56%	2.56%	2.56%
Dividends Accrued to iMTP Shareholders	$696,931	$246,888	$237,460	$432,542	$423,468	$259,304	$240,443
Average iMTP Dividend Rates	2.98%	2.95%	2.83%	2.99%	2.87%	2.83%	2.84%

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2017, the following Trusts, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

November 30, 2018	$355,871	$—	$34,334	$1,512,852	$671,928	$41,243	$329,527
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608	3,607,489	1,169,431	1,724,760

Total capital loss carryforwards	$5,655,619	$1,780,081	$379,386	$5,650,460	$4,279,417	$1,210,674	$2,054,287

Deferred capital losses:
Short-term	$365,001	$408,149	$30,099	$776,945	$1,053,308	$53,731	$363,542
Long-term	$—	$—	$103,180	$659,792	$1,680,558	$—	$1,261,527

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May 31, 2018

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Trust at May 31, 2018, as determined on a federal income tax basis, were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Aggregate cost	$133,916,105	$51,346,392	$45,976,351	$84,908,456	$98,090,924	$57,560,034	$50,914,603

Gross unrealized appreciation	$7,906,100	$3,400,599	$2,308,800	$4,721,238	$7,796,505	$4,042,908	$2,473,106
Gross unrealized depreciation	(248,349)	(126,051)	(60,219)	(1,169,347)	(246,478)	(32,132)	(380,778)

Net unrealized appreciation	$7,657,751	$3,274,548	$2,248,581	$3,551,891	$7,550,027	$4,010,776	$2,092,328

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. Pursuant to the investment advisory agreements between the Trusts and EVM, the investment advisory fee payable by each Trust is 0.70% of the Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual investment adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. Except for Massachusetts Trust, New Jersey Trust, New York Trust and Ohio Trust, each Trust’s advisory fee currently is computed at an annual rate of 0.565% (0.580% prior to May 1, 2018) of average weekly gross assets and is payable monthly. This annual fee reduction was accelerated for California Trust (effective June 1, 2018), Massachusetts Trust, New York Trust, New Jersey Trust (effective February 1, 2018), and Ohio Trust (effective January 1, 2018), each of which is currently subject to an advisory fee of 0.40% of average weekly gross assets. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trusts who are not interested persons of EVM or each Trust and by a vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding preferred shares issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS and iMTP Shares then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the six months ended May 31, 2018, the investment adviser fees and administration fees were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Adviser Fee	$445,645	$121,941	$134,607	$228,868	$242,240	$140,147	$160,879
Administration Fee	$154,336	$60,971	$46,857	$99,068	$121,120	$65,013	$55,720

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2018 were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Purchases	$96,216,536	$28,957,076	$8,870,797	$17,145,422	$39,607,630	$22,098,677	$23,927,408
Sales	$99,795,703	$30,488,531	$5,596,876	$19,153,630	$38,006,281	$20,071,177	$22,014,927

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7  Common Shares of Beneficial Interest

The Trusts may issue common shares pursuant to their dividend reinvestment plans. There were no common shares issued by the Trusts for the six months ended May 31, 2018 and the year ended November 30, 2017.

On November 11, 2013, the Boards of Trustees of the Trusts authorized the repurchase by each Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Trusts to purchase a specific amount of shares. During the six months ended May 31, 2018, the California Trust repurchased 121,000 of its common shares under the share repurchase program at a cost, including brokerage commissions, of $1,478,804 and an average price per share of $12.22. The weighted average discount per share to NAV on these repurchases amounted to 11.81% for the six months ended May 31, 2018. There were no repurchases of common shares by the Trusts for the year ended November 30, 2017.

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At May 31, 2018, the New Jersey Trust and New York Trust had a payment due to SSBT pursuant to the foregoing arrangement of $294,702 and $746,724, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at May 31, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at May 31, 2018. The Trusts’ average overdraft advances during the six months ended May 31, 2018 were not significant.

9  Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At May 31, 2018, there were no obligations outstanding under these financial instruments.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended May 31, 2018, the New Jersey Trust and Pennsylvania Trust entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended May 31, 2018 was as follows:

	New Jersey Trust		Pennsylvania Trust

Realized Gain (Loss) on Derivatives Recognized in Income	$100,199	(1)	$33,400	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(47,756	)(2)	$(15,919	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended May 31, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

	New Jersey Trust	Pennsylvania Trust

Average Notional Cost:
Futures Contracts — Short	$1,314,000	$438,000

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Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Trusts’ investments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$143,053,573	$—	$143,053,573
Taxable Municipal Securities	—	7,177,510	—	7,177,510

Total Investments	$—	$150,231,083	$—	$150,231,083

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$56,262,421	$—	$56,262,421
Taxable Municipal Securities	—	1,731,393	—	1,731,393
Corporate Bonds & Notes	—	825,281	—	825,281

Total Investments	$—	$58,819,095	$—	$58,819,095

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$49,425,502	$—	$49,425,502

Total Investments	$—	$49,425,502	$—	$49,425,502

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$94,235,413	$—	$94,235,413
Taxable Municipal Securities	—	2,707,834	—	2,707,834

Total Investments	$—	$96,943,247	$—	$96,943,247

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Notes to Financial Statements (Unaudited) — continued

New York Trust
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$121,627,469	$—	$121,627,469
Taxable Municipal Securities	—	1,512,090	—	1,512,090
Corporate Bonds & Notes	—	1,503,301	—	1,503,301
Miscellaneous	—	—	736,351	736,351

Total Investments	$—	$124,642,860	$736,351	$125,379,211

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$66,772,093	$—	$66,772,093

Total Investments	$—	$66,772,093	$—	$66,772,093

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$57,193,414	$—	$57,193,414
Taxable Municipal Securities	—	17,371	—	17,371

Total Investments	$—	$57,210,785	$—	$57,210,785

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Trust.

Level 3 investments held by the New York Trust at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended May 31, 2018 is not presented.

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Proposed Plan of Reorganization

In April 2018, the Trustees of Michigan Trust approved an Agreement and Plan of Reorganization (the Agreement) whereby Eaton Vance Municipal Income Trust (Municipal Income Trust) would acquire substantially all the assets and assume substantially all the liabilities of Michigan Trust in exchange for common shares of Municipal Income Trust. The proposed reorganization is subject to approval by the shareholders of Michigan Trust.

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Annual Meeting of Shareholders (Unaudited)

Each Trust held its Annual Meeting of Shareholders on March 22, 2018. The following action was taken by the shareholders:

Item 1.  The election of Cynthia E. Frost, George J. Gorman, Valerie A. Mosley and Susan J. Sutherland as Class I Trustees of each Trust for a three-year term expiring in 2021. Mr. Gorman was elected solely by APS and iMTP shareholders, referred to as Preferred Shareholders.

Trust	Nominee for Class I Trustee Elected by Preferred Shareholders: George J. Gorman	Nominee for Class I Trustee Elected by All Shareholders: Cynthia E. Frost	Nominee for Class I Trustee Elected by All Shareholders: Valerie A. Mosley	Nominee for Class I Trustee Elected by All Shareholders: Susan J. Sutherland
California Trust
For	1,302	5,980,971	5,790,186	5,980,971
Withheld	0	255,062	445,847	255,062
Massachusetts Trust
For	791	2,516,713	2,511,740	2,510,612
Withheld	0	92,330	97,303	98,431
Michigan Trust
For	699	1,879,859	1,879,859	1,863,166
Withheld	0	47,769	47,769	64,462
New Jersey Trust
For	1,333	4,022,736	3,985,698	3,987,517
Withheld	0	100,289	137,327	135,508
New York Trust
For	923	4,849,627	4,849,627	4,843,308
Withheld	0	156,716	156,716	163,035
Ohio Trust
For	870	2,665,397	2,661,850	2,665,397
Withheld	0	74,804	78,351	74,804
Pennsylvania Trust
For	846	2,403,526	2,403,526	2,373,456
Withheld	0	30,525	30,525	60,595

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Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Trust

•	Eaton Vance Massachusetts Municipal Income Trust

•	Eaton Vance Michigan Municipal Income Trust

•	Eaton Vance New Jersey Municipal Income Trust

•	Eaton Vance New York Municipal Income Trust

•	Eaton Vance Ohio Municipal Income Trust

•	Eaton Vance Pennsylvania Municipal Income Trust

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond

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team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing each Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for each Fund.

In this regard, the Board noted the following about the performance of each Fund relative to its peer group, custom peer group, if applicable, and primary benchmark for the three-year period:

Performance Relative to
Eaton Vance Municipal Income Trust	Median of Peers	Median of Custom Peers	Index
California	Equal	n/a	Higher
Massachusetts	Lower	Lower	Higher
Michigan	Higher	Higher	Higher
New Jersey	Lower	n/a	Higher
New York	Lower	n/a	Higher
Ohio	Higher	Equal	Higher
Pennsylvania	Higher	n/a	Higher

The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that focus on higher quality municipal bonds that often have longer maturities. In considering the performance of the Eaton Vance New Jersey Municipal Income Trust and Eaton Vance Massachusetts Municipal Income Trust, the Board noted that actions are being taken by the Adviser to address Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions. With respect to each other Fund, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. Additionally, the Board took into account the financial resources committed by the Adviser in structuring each Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of each Fund’s life. The Board also considered that, at the request of the Contract Review Committee, the Adviser had implemented a series of permanent reductions in management fees beginning in May 2010, which include a further fee reduction effective May 1, 2018. With respect to the Eaton Vance Michigan Municipal Income Trust, the Board considered management’s proposals to take steps to address the longer-term prospects of the Fund, including the reorganization and merger into Eaton Vance Municipal Income Trust.

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Eaton Vance

Municipal Income Trusts

May 31, 2018

Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Funds are not continuously offered and that the Funds’ assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedules is not warranted at this time.

69

Eaton Vance

Municipal Income Trusts

May 31, 2018

Officers and Trustees

Officers of Eaton Vance Municipal Income Trusts

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipal Income Trusts

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

70

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7694    5.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund does not engage in securities lending.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 23, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018